ATAC Rotation Fund
Schedule of Investments
November 30, 2025 (Unaudited)
EXCHANGE TRADED FUNDS - 100.3%	Shares	Value
Direxion Daily Small Cap Bull 3X Shares	154,399	$7,269,105
iShares Core S&P Small-Cap ETF(a)	139,817	16,899,681
iShares Russell 2000 ETF	29,165	7,254,793
Schwab US Small-Cap ETF(a)	421,308	12,066,261
State Street SPDR Portfolio S&P 600 Small Cap ETF	102,473	4,827,503

TOTAL EXCHANGE TRADED FUNDS (Cost $48,230,956)		48,317,343

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.92%(b)	1,087,206	1,087,206

TOTAL SHORT-TERM INVESTMENTS (Cost $1,087,206)		1,087,206

TOTAL INVESTMENTS - 102.6% (Cost $49,318,162)		$49,404,549
Liabilities in Excess of Other Assets - (2.6)%		(1,232,249)
TOTAL NET ASSETS - 100.0%		$48,172,300

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.